05048734

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

Cert Amx

RECD S.E.C.
APR 1 2 2005
083

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

1-11758

April 12, 2005

Ms. Willie Mae Stroud
Filer Support - 2
Room 1004, Mail Stop 1-4
Office of Filing Information & Consumer Services
Division of Market Regulation
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

PROCESSED
APR 25 2005

Dear Ms. Stroud:

This is to certify that the American Stock Exchange,(the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

***7% Stock Participation Accreting Redemption Quarterly-pay Securities***
***"SPARQS"***
***Exchangeable for Common Stock of Lennar Corp.***
***Due May 15, 2006***

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas